Segment Reporting	12 Months Ended
Dec. 31, 2019
Disclosure of entity's operating segments [text block] [Abstract]
Disclosure of entity's operating segments [text block]

Note 4 - Segment Reporting

The Group operates in four segments in the communications sector and every company in the Group operates in a separate business segment. The primary reporting format, by business segments, is based on the Group’s management and internal reporting structure.

Each company provides services in the segment in which it operates, using the property, plant and equipment and the infrastructure it owns (see also Note 26). The infrastructure of each company is used only for providing its services. Each of the companies in the Group is exposed to different risks and yield expectations, mainly with respect to the technology and competition in the segment in which it operates. Accordingly, the separable components in the Group are each company in the Group.

Based on the above, the business segments of the Group are as follows:

-	Bezeq - The Israel Telecommunication Corp., Limited.: fixed line domestic communications

-	Pelephone Communications Ltd.: cellular communications

-	Bezeq International Ltd.: international communications, internet services and network end point services

-	D.B.S. Satellite Services (1998) Ltd.: multichannel television

The other companies in the Group are presented under the “Other” item. Other operations include call center services (Bezeq Online) and online shopping and classified ads (through Walla!). These operations are not reported as reporting segments as they do not fulfill the quantitative thresholds.

Inter-segment pricing is set at the price determined in a transaction in the ordinary course of business.

The results, assets and liabilities of a segment include items directly attributable to that segment, as well as those that can be allocated on a reasonable basis. The results of the segments are presented net of the impairment losses described in Note 9. This is in accordance with the manner in which the Group’s chief operating decision maker evaluates the performance of the segment and makes decisions regarding the allocation of resources to the segment.

Segment capital expenditure is the total cost incurred during the period for acquisition of property, plant and equipment and intangible assets.

	Year ended December 31, 2017
	Domestic fixed–line communications	Cellular communications	International communications and Internet services	Multi-channel television	Others	Adjustments	Consolidated
	NIS	NIS	NIS	NIS	NIS	NIS	NIS
Revenue from external entities	3,953	2,500	1,466	1,650	220	-	9,789
Inter-segment revenues	291	46	71	-	17	(425)	-
Total revenue	4,244	2,546	1,537	1,650	237	(425)	9,789
Depreciation and amortization	728	383	135	285	20	566	2,117
Segment results - operating income	1,971	72	174	163	(20)	(750)	1,610
Finance income	36	54	4	10	5	(40)	69
Finance expenses	(439)	(3)	(12)	(81)	-	(51)	(586)
Total financing income (expense), net	(403)	51	(8)	(71)	5	(91)	(517)
Segment profit (loss) after finance expenses, net	1,568	123	166	92	(15)	(841)	1,093
Share in profit (loss) of equity-accounted investee	-	-	-	-	(4)	(1)	(5)
Segment profit (loss) before income tax	1,568	123	166	92	(19)	(842)	1,088
Income tax	396	28	39	336	-	(452)	347
Segment results - net profit (loss)	1,172	95	127	(244)	(19)	(390)	741
Additional information:
Segment assets	9,086	3,271	1,199	1,502	174	2,460	17,692
Goodwill	-	-	6	-	10	2,921	2,937
Investment in equity-accounted investee	-	-	5	-	(6)	11	10
Segment liabilities	13,901	536	410	1,154	64	1,488	17,553
Investments in property, plant and equipment and intangible assets	851	331	169	237	19	-	1,607

	Year ended December 31, 2018
	Domestic fixed–line communications	Cellular communications	International communications and Internet services	Multi-channel television	Others	Adjustments*	Consolidated
	NIS	NIS	NIS	NIS	NIS	NIS	NIS
Revenue from external entities	3,883	2,401	1,338	1,473	226	-	9,321
Inter-segment revenues	313	42	53	-	15	(423)	-
Total revenue	4,196	2,443	1,391	1,473	241	(423)	9,321
Depreciation and amortization	850	655	194	323	21	345	2,388
Segment results - operating income	1,224	(2)	116	(56)	(36)	(2,630)	(1,384)
Finance income	32	56	1	27	-	(27)	89
Finance expenses	(502)	(22)	(16)	(16)	-	(64)	(620)
Total financing income (expense), net	(470)	34	(15)	11	-	(91)	(531)
Segment profit (loss) after finance expenses, net	754	32	101	(45)	(36)	(2,721)	(1,915)
Share in profit (loss) of equity-accounted investee	-	-	1	-	(4)	-	(3)
Segment profit (loss) before income tax	754	32	102	(45)	(40)	(2,721)	(1,918)
Income tax	187	8	25	3	-	(282)	(59)
Segment results - net profit (loss)	567	24	77	(48)	(40)	(2,439)	(1,859)
Additional information:
Segment assets	8,896	4,124	1,332	1,606	157	971	17,086
Goodwill	-	-	6	-	-	2,274	2,280
Investment in equity-accounted investee	-	-	6	-	3	-	9
Segment liabilities	14,284	1,425	567	687	84	1,564	18,611
Investments in property, plant and equipment and intangible assets	902	346	137	318	13	-	1,716

	Year ended December 31, 2019
	Domestic fixed–line communications	Cellular communications	International communications and Internet services	Multi-channel television	Others	Adjustments*	Consolidated
	NIS	NIS	NIS	NIS	NIS	NIS	NIS
Revenue from external entities	3,757	2,316	1,283	1,344	229	-	8,929
Inter-segment revenues	316	46	56	1	9	(428)	-
Total revenue	4,073	2,362	1,339	1,345	238	(428)	8,929
Depreciation, amortization and impairment	861	633	190	219	14	147	2,064
Segment results - operating income	2,142	(99)	(57)	(135)	1	(1,286)	566
Finance income	39	62	2	5	-	158	266
Finance expenses	(608)	(23)	(8)	(17)	(1)	(81)	(738)
Total financing income (expense), net	(569)	39	(6)	(12)	(1)	77	(472)
Segment profit (loss) after finance expenses, net	1,573	(60)	(63)	(147)	-	(1,209)	94
Share in profit (loss) of equity-accounted investee	-	-	-	-	(2)	-	(2)
Segment profit (loss) before income tax	1,573	(60)	(63)	(147)	(2)	(1,209)	92
Income tax (benefit)	381	(13)	(13)	2	-	1,116	1,473
Segment results - net profit (loss)	1,192	(47)	(50)	(149)	(2)	(2,325)	(1,381)
Additional information:
Segment assets	8,091	4,088	1,126	1,491	149	(912)	14,033
Goodwill	-	-	-	-	-	1,548	1,548
Investment in equity-accounted investee	-	-	4	-	2	-	6
Segment liabilities	12,466	1,434	414	576	79	820	15,789
Investments in property, plant and equipment and intangible assets	914	335	110	222	9	-	1,590

*	Impairment losses of the multi-channel television segment, the cellular communications segment and the International communications and internet services segment are presented as part of the adjustments (please refer to Note 9). Adjustments also include depreciation, amortization and impairment of assets resulting from the Bezeq PPA.

B.	Adjustments for segment reporting of revenue, profit or loss, assets and liabilities

	Year ended December 31,
	2017	2018	2019
	NIS	NIS	NIS
Revenue
Revenue from reporting segments	9,977	9,503	9,119
Revenue from other segments	237	241	238
Elimination of revenue from inter-segment sales	(425)	(423)	(428)
Consolidated revenue	9,789	9,321	8,929

	Year ended December 31,
	2017	2018	2019
	NIS	NIS	NIS
Profit or loss
Operating income for reporting segments	2,380	1,282	1,851
Financing expenses, net	(517)	(531)	(472)
Adjustments for multi-channel television	-	-	80
Share in the losses of equity-accounted investees	(5)	(3)	(2)
Profit (loss) from operations classified in other categories	(20)	(36)	1
Depreciation and amortization of intangible assets resulting from the Bezeq PPA adjustments	(733)	(975)	(185)
Loss from impairment of assets (see Note 9)	-	(1,638)	(1,274)
Other adjustments	(17)	(17)	93
Consolidated profit (loss) before income tax	1,088	(1,918)	92

	December 31,
	2018	2019
	NIS	NIS
Assets
Assets from reporting segments	15,970	14,800
Assets attributable to operations in other categories	159	151
Inter-segment assets	(626)	(124)
Goodwill not attributable to segment assets	2,274	1,548
Loss from impairment of assets	(1,638)	(2,577)
PPA not attributable to reporting segment	1,166	-
Assets resulting from the Bezeq PPA, net	1,477	1,291
Assets attributable to a non-reportable segment	593	498

Consolidated assets	19,375	15,587

	December 31,
	2018	2019
	NIS	NIS

Liabilities
Liabilities from reporting segments	16,963	14,890
Liabilities attributable to operations in other categories	84	79
Inter-segment liabilities	(1,158)	(1,247)
Liabilities resulting from the Bezeq PPA, net	247	194
Liabilities attributable to a non-reportable segment	2,475	1,873

Consolidated liabilities	18,611	15,789